Income Taxes	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes

9.	Income Taxes.

The provision for income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2016	2015	2014
Current:
Federal	$4,807	1,803	2,820
State	1,165	524	1,083
	5,972	2,327	3,903
Deferred	1,879	1,568	(342)

Total	$7,851	3,895	3,561

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2016	2015	2014
Amount computed at statutory
Federal rate	$6,797	3,396	3,020
State income taxes (net of Federal
income tax benefit)	1,002	504	520
Other, net	52	(5)	21
Provision for income taxes	$7,851	3,895	3,561

In this reconciliation, the category “Other, net” consists of changes in unrecognized tax benefits, permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2016	2015
Deferred tax liabilities:
Property and equipment	$15,197	13,100
Depletion	526	496
Unrealized rents	1,823	1,881
Prepaid expenses	913	278
Gross deferred tax liabilities	18,459	15,755
Deferred tax assets:
Employee benefits and other	2,023	1,214
Gross deferred tax assets	2,023	1,214
Net deferred tax liability	$16,436	14,541

The Company has no unrecognized tax benefits.

FRP tax returns in the U.S. and various states that include the Company are subject to audit by taxing authorities. As of September 30, 2016, the earliest tax year that remains open for audit in the Unites States is 2010.